S000010778 [Member] Expense Example - Columbia Short Duration Municipal Bond Fund	Apr. 30, 2026 USD ($)
Columbia Short Duration Municipal Bond Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 165
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,130
Columbia Short Duration Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	741
Columbia Short Duration Municipal Bond Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	158
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	681
Columbia Short Duration Municipal Bond Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	275
Expense Example, with Redemption, 10 Years	645
Columbia Short Duration Municipal Bond Fund - Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	$ 741